Income Taxes - Income Tax Provision Attributable to Income from Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Expected provision using statutory federal income tax rate	$ 2,947	$ 2,874	$ 2,554
Tax-exempt income on state and municipal securities and political subdivision loans	(216)	(188)	(203)
Interest expense associated with carrying certain state and municipal securities and political subdivision loans	4	4	6
Tax-exempt income on bank-owned life insurance	(92)	(90)	(86)
Other	4	(32)	2
Total income tax provision	$ 2,647	$ 2,568	$ 2,273